Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Total notes payable	¥ 100,888	$ 14,531	¥ 85,780
SPD Bank [Member]
Notes Payable to Bank, Current	70,920	10,215	85,780
Weifang Bank [Member]
Notes Payable to Bank, Current	¥ 29,968	$ 4,316	¥ 0